Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss)Income
Net (loss)	$ (7,002)	$ (8,496)
Other comprehensive income net of tax
Other comprehensive income, net of tax	3,004	588
Net change in unrealized gains on cash flow hedges	3,004	588
Comprehensive (loss)	$ (3,998)	$ (7,908)